Investments Subject to Significant Influence and Equity Income (Variable Interest Entity) (Details) - CAD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance Sheets
Current assets		$ 2,486	$ 2,832
Property, plant and equipment		18,167	18,712
Non-current assets		11,189	10,770
Total assets		31,842	32,314
Current liabilities		4,166	4,553
Non-current liabilities		19,075	19,403
Equity		8,601	8,358	$ 7,204
Total liabilities and equity		31,842	32,314
Variable Interest Entity, Not Primary Beneficiary | NSPML
Balance Sheets
Current assets		69	86
Property, plant and equipment		1,671	1,690
Non-current assets		32	32
Total assets		1,949	1,916
Current liabilities		23	21
Long-term debt	[1]	1,288	1,288
Non-current liabilities		84	62
Equity		554	545
Total liabilities and equity		$ 1,949	$ 1,916

[1]	The project debt has been guaranteed by the Government of Canada.